Label		Element	Value
MFS® Government Securities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MFS® Government Securities Fund Summary of Key Information
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.  U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Issuer Focus Risk:  The fund’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2015, was 1.16%. During the period(s) shown in the bar chart, the highest quarterly return was 5.29% (for the calendar quarter ended December 31, 2008) and the lowest quarterly return was (2.18)% (for the calendar quarter ended June 30, 2013).

Year to Date Return, Label		rr_YearToDateReturnLabel	The total return for the three-month period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.16%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.18%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2014)
MFS® Government Securities Fund | Barclays U.S. Government/Mortgage Bond Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Barclays U.S. Government/Mortgage Bond Index
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.41%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.50%
MFS® Government Securities Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.88%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 511
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,463
Annual Return 2005		rr_AnnualReturn2005	2.17%
Annual Return 2006		rr_AnnualReturn2006	3.60%
Annual Return 2007		rr_AnnualReturn2007	7.07%
Annual Return 2008		rr_AnnualReturn2008	8.51%
Annual Return 2009		rr_AnnualReturn2009	4.23%
Annual Return 2010		rr_AnnualReturn2010	4.59%
Annual Return 2011		rr_AnnualReturn2011	7.19%
Annual Return 2012		rr_AnnualReturn2012	2.08%
Annual Return 2013		rr_AnnualReturn2013	(2.96%)
Annual Return 2014		rr_AnnualReturn2014	4.63%
Label		rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.18%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.61%
MFS® Government Securities Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.74%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.12%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.31%
MFS® Government Securities Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.29%
MFS® Government Securities Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 566
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,732
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,732
Label		rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.15%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.45%
MFS® Government Securities Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Label		rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.85%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.28%
MFS® Government Securities Fund | I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 786
Label		rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.32%
MFS® Government Securities Fund | R1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,933
Label		rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.75%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.28%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.24%
MFS® Government Securities Fund | R2
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,375
Label		rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.37%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.74%
MFS® Government Securities Fund | R3
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,084
Label		rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.01%
MFS® Government Securities Fund | R4
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 786
Label		rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.28%
MFS® Government Securities Fund | R5
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 653
Label		rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.34%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.